TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 4,913	$ 3,876	$ 2,737
Increase in tax positions for current year	1,659	1,037	482
Increase in tax position of prior years			657
Addition of tax position of prior years	118
Decrease in tax position resulting from settlement	(3,027)
Gross tax liabilities, ending balance	$ 3,663	$ 4,913	$ 3,876